Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Financial assets	$ 143,061	$ 137,691
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	74,443	72,619
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	15,647	13,449
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	16,252	15,815
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	21,536	22,603
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	20,129	19,568
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	879	1,184
Fair value through profit or loss | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	61,402	59,967
Fair value through profit or loss | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	9,728	8,579
Fair value through profit or loss | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	14,208	14,006
Fair value through profit or loss | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	19,089	19,603
Fair value through profit or loss | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	17,646	16,894
Fair value through profit or loss | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	731	885
Available-for-sale | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	13,041	12,652
Available-for-sale | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	5,919	4,870
Available-for-sale | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	2,044	1,809
Available-for-sale | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	2,447	3,000
Available-for-sale | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	2,483	2,674
Available-for-sale | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	$ 148	$ 299